FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	February 25, 2008	WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com EMAIL
VIA EDGAR		CLIENT/MATTER NUMBER 078409-0101

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Bear Stearns Active ETF Trust (File Nos. 811-22038 and 333-141421)

Ladies and Gentlemen:

        On behalf of Bear Stearns Active ETF Trust (f/k/a YYY Trust), a Delaware statutory trust (the “Trust”), we are transmitting for filing Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, including the exhibits thereto, relating to the proposed issuance and sale of units of beneficial interest (such units of beneficial interest being hereinafter referred to as “Shares”) in the Trust representing Shares in the Trust’s sole series, the Bear Stearns Current Yield Fund. The amendment has been marked to show the changes in the Registration Statement effected to Pre-Effective Amendment No. 1 by Pre-Effective Amendment No. 2.

        Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours, /s/ Peter D. Fetzer Peter D. Fetzer

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